Document and Entity Information	Jun. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2021
Entity Registrant Name	Rocket Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36829
Entity Tax Identification Number	04-3475813
Entity Address, Address Line One	9 Cedarbrook
Entity Address, Address Line Two	Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	646
Local Phone Number	440-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001281895
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RCKT
Security Exchange Name	NASDAQ